RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Summary of Financing Receivables
A summary of financing receivables as of June 30, 2019 and December 31, 2018 is as follows:

	June 30, 2019	December 31, 2018
	(in millions)
Retail	$9,065	$9,350
Wholesale	10,600	9,749
Other	69	68
Total	$19,734	$19,167

Summary of Aging of Financing Receivables
The aging of financing receivables as of June 30, 2019 and December 31, 2018 is as follows (in millions):

	June 30, 2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$21	$5	$—	$26	$6,225	$6,251	$10	$6,261
Europe	—	—	—	—	177	177	—	177
South America	79	5	6	90	1,735	1,825	10	1,835
Rest of World	2	3	—	5	787	792	—	792
Total Retail	$102	$13	$6	$121	$8,924	$9,045	$20	$9,065
Wholesale
North America	$—	$—	$—	$—	$3,927	$3,927	$1	$3,928
Europe	30	24	21	75	5,130	5,205	—	5,205
South America	1	—	5	6	697	703	59	762
Rest of World	8	4	6	18	687	705	—	705
Total Wholesale	$39	$28	$32	$99	$10,441	$10,540	$60	$10,600

	December 31, 2018
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$21	$5	$—	$26	$6,285	$6,311	$12	$6,323
Europe	1	—	10	11	164	175	40	215
South America	11	9	7	27	1,885	1,912	83	1,995
Rest of World	2	1	—	3	814	817	—	817
Total Retail	$35	$15	$17	$67	$9,148	$9,215	$135	$9,350
Wholesale
North America	$—	$—	$—	$—	$3,613	$3,613	$18	$3,631
Europe	20	9	—	29	4,727	4,756	—	4,756
South America	—	—	—	—	656	656	—	656
Rest of World	7	3	—	10	696	706	—	706
Total Wholesale	$27	$12	$—	$39	$9,692	$9,731	$18	$9,749

Summary of Allowance for Credit Loss Activity
Allowance for credit losses activity for the three and six months ended June 30, 2019 and 2018 is as follows:

	Three Months Ended June 30, 2019
	Retail	Wholesale	Other	Total
Opening balance	$317	$157	$—	$474
Provision	15	4	—	19
Charge-offs, net of recoveries	(16)	(4)	—	(20)
Foreign currency translation and other	3	1	—	4
Ending balance	$319	$158	$—	$477

	Six Months Ended June 30, 2019
	Retail	Wholesale	Other	Total
Opening Balance	$326	$164	$—	$490
Provision (benefit)	23	1	—	24
Charge-offs, net of recoveries	(27)	(6)	—	(33)
Foreign Currency Translation and Other	(3)	(1)	—	(4)
Ending Balance	319	158	—	477
Ending Balance: Individually Evaluated for Impairment	213	125	—	338
Ending Balance: Collectively Evaluated for Impairment	106	33	—	139
Receivables:
Ending Balance	9,065	10,600	69	19,734
Ending Balance: Individually Evaluated for Impairment	351	288	—	639
Ending Balance: Collectively Evaluated for Impairment	$8,714	$10,312	$69	$19,095

	Three Months Ended June 30, 2018
	Retail	Wholesale	Other	Total
Opening balance	$394	$202	$—	$596
Provision	5	4	—	9
Charge-offs, net of recoveries	(26)	—	—	(26)
Foreign currency translation and other	(24)	(13)	—	(37)
Ending balance	$349	$193	$—	$542

	Six Months Ended June 30, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision (benefit)	25	3	—	28
Charge-offs, net of recoveries	(40)	(1)	—	(41)
Foreign Currency Translation and Other	(19)	(9)	—	(28)
Ending Balance	349	193	—	542
Ending Balance: Individually Evaluated for Impairment	231	161	—	392
Ending Balance: Collectively Evaluated for Impairment	118	32	—	150
Receivables:
Ending Balance	9,076	9,804	77	18,957
Ending Balance: Individually Evaluated for Impairment	338	327	—	665
Ending Balance: Collectively Evaluated for Impairment	$8,738	$9,477	$77	$18,292
Allowance for credit losses activity for the year ended December 31, 2018 is as follows:

	December 31, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision (benefit)	53	(5)	—	48
Charge-offs, net of recoveries	(85)	(15)	—	(100)
Foreign Currency Translation and Other	(25)	(16)	—	(41)
Ending Balance	326	164	—	490
Ending Balance: Individually Evaluated for Impairment	204	135	—	339
Ending Balance: Collectively Evaluated for Impairment	122	29	—	151
Receivables:
Ending Balance	9,350	9,749	68	19,167
Ending Balance: Individually Evaluated for Impairment	359	314	—	673
Ending Balance: Collectively Evaluated for Impairment	$8,991	$9,435	$68	$18,494

Summary of Financing Receivable Impairment
Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	June 30, 2019				December 31, 2018
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With an allowance recorded
Retail
North America	$43	$41	$23	$45	$31	$30	$16	$33
Europe	$219	$219	$157	$226	$234	$234	$167	$249
South America	$84	$84	$31	$87	$91	$91	$20	$88
Rest of World	$5	$5	$2	$4	$3	$3	$1	$4
Wholesale
North America	$4	$4	$3	$6	$25	$23	$5	$27
Europe	$261	$261	$97	$260	$256	$256	$107	$260
South America	$17	$9	$14	$17	$23	$14	$16	$26
Rest of World	$6	$6	$11	$8	$10	$10	$7	$9
Total
Retail	$351	$349	$213	$362	$359	$358	$204	$374
Wholesale	$288	$280	$125	$291	$314	$303	$135	$322

Summary of Carrying Amount of Restricted Assets
At June 30, 2019 and December 31, 2018, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2019	December 31, 2018
Retail note and finance lease receivables	$6,359	$6,371
Wholesale receivables	7,414	7,052
Total	$13,773	$13,423